DISCONTINUED OPERATIONS	6 Months Ended
Sep. 30, 2024
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

NOTE 13– DISCONTINUED OPERATIONS

Disposition of the automobile segment

On July 5, 2024, the Company terminated the automobile business and transferred the 100% of the equity interests of Happiness Hong Kong and its subsidiaries together with the automobile-related business to a third party for HK$ 10,000 consideration by the strategic decision.

On April 10, 2023, the Company entered into an agreement to transfer 100% of the equity interests in the Fujian Happiness Biotech Co., Limited (“Fujian Happiness”) and its subsidiaries to the third-party Fujian Hengda Beverage Co., Ltd (“Fujian Hengda”), a PRC company which is not affiliate of the Company or any of its directors or officers. Pursuant to the Disposition SPA, the Purchaser agreed to purchase the Fujian Happiness in exchange for cash consideration of RMB 78 million (approximately $11.3 million, the “Purchase Price”). Upon the closing of the transaction (the “Disposition”) contemplated by the Disposition SPA, Fujian Hengda will become the sole shareholder of Fujian Happiness and as a result, assume all assets and liabilities of Fujian Happiness and subsidiaries owned or controlled by Fujian Happiness. The closing was approved by a majority of the Company’s shareholders on July 31, 2023.

On August 28, 2023, the Company’s indirect wholly owned subsidiary (the “Seller”), Happy Buy (Fujian) Network Technology Co., Ltd. (“Happy Buy”) and Shunchang Jinyifu trading Co., Ltd ("Shunchang Jinyi”), a PRC company which is not affiliate of the Company or any of its directors or officers (the “Purchaser”) entered into certain share purchase agreement (the “Disposition SPA”). Pursuant to the Disposition SPA, the Purchaser agreed to purchase the Happy Buy in exchange for cash consideration of RMB 5 million (approximately $0.7 million, the “Purchase Price”). Upon the closing of the transaction (the “Disposition”) contemplated by the Disposition SPA, the Buyer will become the sole shareholder of Happy Buy and as a result, assume all assets and liabilities of Happy Buy and subsidiaries owned or controlled by Happy Buy. The transaction was closed on September 1, 2023.

Disposition of the healthcare and E-commerce segment

On July 31, 2023, the Company disposed all of healthcare business for approximately $11.3 million (RMB 78 million) consideration.

On September 30, 2023, the Company disposed all of E-commerce business for approximately $0.7 million (RMB 5 million) consideration.

The Company no longer retained any financial interest over automobiles sales, healthcare and E-commerce business from July 6, 2024, August 1, 2023 and October 1, 2023, respectively, and accordingly deconsolidated both businesses’ financial statements from the Company’s consolidated financial statements. The disposal of these businesses represented a strategic shift and has a major effect on the Company’s result of operations.

The Company calculated a gain resulting from the above-mentioned dispositions as follows:

For the six months ended September 30, 2024
Consideration	$1,281

Cash and cash equivalents	88,536
Accounts receivable, net	11,502
Prepaid expenses and other current assets	845,224
Property, plant and equipment, net	2,311
Other assets	9,881
Other payables and accrued liabilities	(1,008,094)
Income tax payable	(12)

Net assets of discontinued business	(50,652)
Non-controlling interest of discontinued business	$-
Less: net assets of discontinued business contributable to the Company	(50,652)
Foreign exchange gain	(80)
Gain on disposal of discontinued business	$51,853

The assets and liabilities for discontinued operations comprised the following items as of March 31, 2024:

March 31, 2024
Current assets for discontinued operations
Cash and cash equivalents	$602,463
Accounts receivable, net	11,360
Prepaid expenses and other current assets	394,458
Total	$1,008,281

Non-current assets for discontinued operations
Property, plant and equipment, net	$12,596
Total	$12,596

Current liabilities for discontinued operations
Other payables and accrued liabilities	$114,306
Total	$114,306

The operating results from discontinued operations included in the Company’s consolidated statements of operations and other comprehensive income (loss) were as follows for the six months ended September 30, 2024 and 2023.

	For the six months ended September 30,
	2024	2023
Major classes of line items constituting pre-tax profit of discontinued operations
Revenues	$-	$26,143,599
Cost of revenues	-	(24,888,977)
Selling and marketing	(907,552)	(9,991,178)
General and administrative	(29,850)	(2,186,336)
Research and development	-	(190,581)
Other expense that are not major	(75)	(3,030,060)
Loss from discontinued operations, before income tax	(937,477)	(14,143,533)
Income tax expense	-	95,564
Loss from discontinued operations, net of income tax	(937,477)	(14,047,969)
Gain on deconsolidation of the subsidiary, net of income tax	51,853	23,473,558
Net gain (loss) from discontinued operations, net of income tax	(885,624)	9,425,589